BANK CREDIT AND LOANS (Schedule of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	$ 9,709	$ 10,194
Loan in U.S. dollars from shareholders [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	5,120	5,307
Convertible note from controlling shareholder, net [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	3,000	3,000
Bank credit [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Total Current maturities	$ 1,589	$ 1,887